JPMorgan Diversified Return U.S. Mid Cap Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Automobiles & Parts — 0.7%
BorgWarner, Inc.	24,719	1,575,589
Gentex Corp.	36,507	852,803
Lear Corp.	5,737	749,482
		3,177,874
Banks — 3.3%
Citizens Financial Group, Inc.	20,933	1,499,849
Fifth Third Bancorp	25,933	1,465,215
First Citizens BancShares, Inc., Class A	766	1,674,974
FNB Corp.	71,644	1,354,072
Huntington Bancshares, Inc.	87,009	1,482,633
KeyCorp	61,563	1,390,708
M&T Bank Corp.	6,492	1,598,915
Popular, Inc. (Puerto Rico)	11,578	2,028,581
Prosperity Bancshares, Inc.	3,410	255,307
Regions Financial Corp.	48,297	1,494,792
Webster Financial Corp.	5,389	416,139
Zions Bancorp NA	6,669	464,829
		15,126,014
Beverages — 1.8%
Brown-Forman Corp., Class B (a)	51,268	1,472,930
Celsius Holdings, Inc. *	46,741	1,365,304
Coca-Cola Consolidated, Inc.	7,959	1,495,496
Constellation Brands, Inc., Class A	9,408	1,225,204
Keurig Dr Pepper, Inc.	44,533	1,385,867
Molson Coors Beverage Co., Class B	36,223	1,505,428
		8,450,229
Chemicals — 3.2%
Albemarle Corp.	8,272	973,118
Celanese Corp., Class A	9,415	421,039
CF Industries Holdings, Inc.	15,779	1,975,373
Eastman Chemical Co.	19,144	1,339,123
Element Solutions, Inc.	42,701	1,568,408
International Flavors & Fragrances, Inc.	22,086	1,749,653
LyondellBasell Industries NV, Class A	15,984	992,287
Mosaic Co. (The)	63,385	1,402,076
NewMarket Corp.	1,935	1,645,059
Olin Corp.	54,887	1,015,958
Scotts Miracle-Gro Co. (The)	25,868	1,699,010
		14,781,104
Construction & Materials — 2.0%
A O Smith Corp.	15,310	920,590
Acuity, Inc.	1,240	407,203
Carlisle Cos., Inc.	4,317	1,553,775
Eagle Materials, Inc.	3,437	704,379
EMCOR Group, Inc.	2,290	1,826,115
Fortune Brands Innovations, Inc.	16,880	831,509

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Louisiana-Pacific Corp.	9,646	698,660
Masco Corp.	16,878	1,206,439
Owens Corning	9,570	1,329,273
		9,477,943
Consumer Services — 0.4%
H&R Block, Inc.	22,588	994,550
Service Corp. International	7,792	671,592
		1,666,142
Electricity — 7.4%
AES Corp. (The)	94,669	1,389,741
Alliant Energy Corp.	24,406	1,727,457
Brookfield Renewable Corp. (Canada)	46,899	1,564,082
Clearway Energy, Inc., Class C	49,685	1,576,505
Consolidated Edison, Inc.	15,612	1,699,366
DTE Energy Co.	11,538	1,636,896
Edison International	23,850	1,749,874
Entergy Corp.	16,916	1,820,500
Evergy, Inc.	20,930	1,737,399
Eversource Energy	20,585	1,473,680
Exelon Corp.	36,185	1,657,997
FirstEnergy Corp.	34,744	1,678,483
IDACORP, Inc. (a)	11,952	1,708,060
NRG Energy, Inc.	12,406	1,666,002
OGE Energy Corp.	36,409	1,723,966
Pinnacle West Capital Corp.	16,739	1,690,472
PPL Corp.	45,889	1,615,752
Public Service Enterprise Group, Inc.	21,072	1,615,801
Talen Energy Corp. *	5,151	1,720,949
Vistra Corp.	11,262	1,668,916
Xcel Energy, Inc.	17,903	1,400,014
		34,521,912
Electronic & Electrical Equipment — 1.3%
AMETEK, Inc.	8,094	1,956,401
Crane Co.	1,207	257,646
Hubbell, Inc.	3,764	1,778,678
IDEX Corp.	915	210,862
nVent Electric plc	11,296	1,737,664
		5,941,251
Finance & Credit Services — 0.9%
MGIC Investment Corp.	56,208	1,688,488
OneMain Holdings, Inc.	25,272	1,581,522
SLM Corp.	29,101	756,481
		4,026,491
Food Producers — 6.8%
Archer-Daniels-Midland Co.	23,480	1,861,260

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Food Producers — continued
Bunge Global SA	13,123	1,394,056
Campbell's Co. (The) (a)	60,737	1,334,999
Conagra Brands, Inc.	101,884	1,478,337
Corteva, Inc.	24,118	1,898,328
Darling Ingredients, Inc. *	32,612	1,977,592
General Mills, Inc.	40,819	1,459,279
Hershey Co. (The)	8,441	1,477,597
Hormel Foods Corp.	56,055	1,401,935
Ingredion, Inc.	13,650	1,357,629
J M Smucker Co. (The)	13,913	1,659,264
JBS NV, Class A	102,633	1,438,915
Kraft Heinz Co. (The)	66,771	1,726,030
Lamb Weston Holdings, Inc.	30,844	1,620,852
McCormick & Co., Inc. (Non-Voting)	13,226	673,203
Pilgrim's Pride Corp.	40,569	1,109,968
Post Holdings, Inc. *	14,868	1,359,084
Seaboard Corp.	326	1,438,723
Smithfield Foods, Inc.	48,565	1,264,633
Tyson Foods, Inc., Class A	30,803	1,785,342
US Foods Holding Corp. *	17,371	1,747,349
		31,464,375
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	12,882	1,411,996
Atmos Energy Corp.	9,641	1,665,772
Essential Utilities, Inc.	19,139	762,689
MDU Resources Group, Inc.	83,524	1,666,304
National Fuel Gas Co.	19,049	1,567,923
NiSource, Inc.	37,637	1,672,212
UGI Corp.	44,320	1,600,839
WEC Energy Group, Inc.	15,208	1,664,059
		12,011,794
General Industrials — 1.4%
AptarGroup, Inc.	418	55,995
DuPont de Nemours, Inc.	8,506	1,165,322
ITT, Inc.	5,227	1,024,388
Packaging Corp. of America	7,342	1,804,957
RPM International, Inc.	14,389	1,540,630
Valmont Industries, Inc.	1,477	711,471
		6,302,763
Health Care Providers — 2.3%
Chemed Corp.	2,617	1,392,898
DaVita, Inc. *	8,917	2,140,883
Doximity, Inc., Class A *	25,655	536,446
Encompass Health Corp.	13,621	1,512,884
IQVIA Holdings, Inc. *	5,305	1,246,781
Tenet Healthcare Corp. *	7,499	1,910,595

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Universal Health Services, Inc., Class B	7,517	1,266,164
Veeva Systems, Inc., Class A *	4,215	858,933
		10,865,584
Household Goods & Home Construction — 1.0%
DR Horton, Inc.	7,958	1,138,471
NVR, Inc. *	110	676,176
PulteGroup, Inc.	11,211	1,417,855
Toll Brothers, Inc.	10,140	1,479,325
		4,711,827
Industrial Engineering — 1.1%
Graco, Inc.	16,913	1,342,554
Lincoln Electric Holdings, Inc.	6,329	1,653,831
Snap-on, Inc.	4,591	1,884,192
		4,880,577
Industrial Materials — 0.7%
Avery Dennison Corp.	7,587	1,287,742
Hexcel Corp.	18,399	1,894,177
		3,181,919
Industrial Metals & Mining — 3.3%
Alcoa Corp.	26,988	1,221,477
Carpenter Technology Corp.	3,340	1,735,664
Fastenal Co.	36,983	1,764,459
Mueller Industries, Inc.	27,074	1,797,984
Nucor Corp.	7,140	1,837,051
RBC Bearings, Inc. *	3,054	1,683,701
Reliance, Inc.	4,531	1,840,039
Steel Dynamics, Inc.	6,675	1,677,161
Timken Co. (The)	13,591	1,869,442
		15,426,978
Industrial Support Services — 2.0%
ADT, Inc.	124,431	950,653
Booz Allen Hamilton Holding Corp., Class A	3,618	252,247
Core & Main, Inc., Class A *	25,820	1,135,305
Genpact Ltd.	9,945	349,766
MSC Industrial Direct Co., Inc., Class A	15,557	1,919,734
Paychex, Inc.	7,391	863,564
Synchrony Financial	20,812	1,577,342
Western Union Co. (The) (a)	13,593	86,451
WW Grainger, Inc.	1,436	1,984,868
		9,119,930
Industrial Transportation — 1.4%
Allison Transmission Holdings, Inc.	14,643	1,677,209
CH Robinson Worldwide, Inc.	7,508	1,109,157
Landstar System, Inc.	3,811	666,049

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Transportation — continued
Oshkosh Corp.	10,374	1,477,361
Ryder System, Inc.	6,653	1,705,962
		6,635,738
Investment Banking & Brokerage Services — 1.1%
Ameriprise Financial, Inc.	3,141	1,714,484
Jefferies Financial Group, Inc.	22,629	1,235,543
Principal Financial Group, Inc.	2,773	315,290
State Street Corp.	9,245	1,702,559
Virtu Financial, Inc., Class A	4,792	281,434
		5,249,310
Leisure Goods — 0.8%
Electronic Arts, Inc.	5,411	1,135,552
Garmin Ltd.	6,833	2,007,399
Pool Corp.	1,394	258,880
Thor Industries, Inc.	6,519	488,729
		3,890,560
Life Insurance — 0.5%
Primerica, Inc.	3,128	1,000,835
Unum Group	16,985	1,462,578
		2,463,413
Media — 1.0%
Fox Corp., Class A	21,857	1,272,733
Liberty Live Holdings, Inc., Class A *	1,316	124,652
New York Times Co. (The), Class A	16,884	1,264,443
Nexstar Media Group, Inc.	7,263	1,383,819
Omnicom Group, Inc.	10,549	830,206
		4,875,853
Medical Equipment & Services — 4.5%
Agilent Technologies, Inc.	9,784	1,353,812
Becton Dickinson & Co.	9,750	1,614,795
Bio-Techne Corp.	3,597	259,308
Cooper Cos., Inc. (The) *	7,195	520,342
Envista Holdings Corp. *	11,602	316,851
GE HealthCare Technologies, Inc.	7,492	509,606
Globus Medical, Inc., Class A *	20,104	1,583,994
Henry Schein, Inc. *	18,150	1,556,362
IDEXX Laboratories, Inc. *	955	533,912
Insulet Corp. *	803	132,776
Labcorp Holdings, Inc.	6,360	1,966,512
Penumbra, Inc. * (a)	4,348	1,396,534
Quest Diagnostics, Inc.	8,600	2,003,886
ResMed, Inc.	5,867	1,237,820
Revvity, Inc. (a)	14,789	1,664,058
STERIS plc	6,372	1,455,365

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Waters Corp. *	3,953	1,491,506
West Pharmaceutical Services, Inc.	3,254	1,109,484
		20,706,923
Mortgage Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	134,892	1,437,949
Annaly Capital Management, Inc.	63,359	1,439,516
Rithm Capital Corp.	132,028	1,304,437
Starwood Property Trust, Inc.	45,556	727,985
		4,909,887
Non-life Insurance — 2.6%
American Financial Group, Inc.	5,471	775,350
Assured Guaranty Ltd.	7,562	625,529
Axis Capital Holdings Ltd.	12,890	1,357,575
CNA Financial Corp. (a)	273	14,324
Everest Group Ltd.	1,955	731,463
Fidelity National Financial, Inc.	12,866	663,757
Hartford Insurance Group, Inc. (The)	12,666	1,797,432
Loews Corp.	12,857	1,491,541
Old Republic International Corp.	37,793	1,633,035
Reinsurance Group of America, Inc.	7,820	1,852,167
RenaissanceRe Holdings Ltd. (Bermuda)	3,222	1,030,976
		11,973,149
Non-Renewable Energy — 7.2%
Antero Midstream Corp.	74,683	1,640,785
Antero Resources Corp. *	35,855	1,295,800
APA Corp.	50,423	1,881,786
Baker Hughes Co., Class A	30,159	1,824,318
Cheniere Energy, Inc.	6,029	1,589,064
Chord Energy Corp.	3,769	529,092
Devon Energy Corp.	41,806	1,886,705
DT Midstream, Inc.	12,367	1,706,646
EQT Corp.	28,496	1,518,552
Expand Energy Corp.	15,884	1,493,572
Halliburton Co.	35,511	1,145,230
HF Sinclair Corp.	26,154	2,392,306
Kinder Morgan, Inc.	52,749	1,697,463
Matador Resources Co.	16,795	837,903
NOV, Inc.	65,672	1,276,007
ONEOK, Inc.	15,185	1,378,950
Ovintiv, Inc.	27,186	1,698,038
Permian Resources Corp., Class A	92,998	1,981,787
Range Resources Corp.	35,135	1,410,319
Targa Resources Corp.	1,740	470,444
TechnipFMC plc (United Kingdom)	26,508	1,899,563

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
Viper Energy, Inc.	13,639	608,436
Weatherford International plc	13,471	1,182,619
		33,345,385
Personal Care, Drug & Grocery Stores — 3.6%
Albertsons Cos., Inc., Class A	96,066	1,112,444
Cardinal Health, Inc.	7,324	1,684,740
Casey's General Stores, Inc.	2,102	1,830,842
Cencora, Inc.	4,845	1,508,442
Church & Dwight Co., Inc.	14,340	1,416,935
Kenvue, Inc.	78,308	1,506,646
Kimberly-Clark Corp.	13,882	1,517,441
Kroger Co. (The)	23,165	1,337,547
Performance Food Group Co. *	17,174	1,964,534
Reynolds Consumer Products, Inc.	57,324	1,429,661
Sysco Corp.	17,802	1,517,443
		16,826,675
Personal Goods — 0.6%
Crocs, Inc. *	8,269	1,058,514
Ralph Lauren Corp.	4,308	1,638,505
		2,697,019
Pharmaceuticals, Biotechnology & Marijuana Producers — 5.1%
Biogen, Inc. *	7,086	1,438,104
Elanco Animal Health, Inc. *	54,486	1,436,796
Exelixis, Inc. *	35,114	1,862,095
Halozyme Therapeutics, Inc. *	23,518	1,941,176
Illumina, Inc. *	10,879	2,231,283
Incyte Corp. *	15,107	1,805,589
Jazz Pharmaceuticals plc *	8,093	2,046,396
Medpace Holdings, Inc. *	3,001	1,731,907
Neurocrine Biosciences, Inc. *	8,053	1,343,240
Organon & Co.	82,975	1,124,311
QIAGEN NV	29,320	1,213,848
Royalty Pharma plc, Class A	34,130	1,994,216
United Therapeutics Corp. *	3,411	1,765,909
Viatris, Inc.	113,494	1,992,954
		23,927,824
Precious Metals & Mining — 0.9%
Anglogold Ashanti plc (Australia)	19,038	1,510,094
Hecla Mining Co.	89,099	1,258,078
Royal Gold, Inc.	6,845	1,357,706
		4,125,878
Real Estate Investment & Services — 0.7%
CBRE Group, Inc., Class A *	10,217	1,499,958
Jones Lang LaSalle, Inc. *	4,983	1,769,114
		3,269,072

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — 9.9%
American Homes 4 Rent, Class A	31,884	1,065,563
AvalonBay Communities, Inc.	7,258	1,347,157
Brixmor Property Group, Inc.	55,396	1,745,528
Camden Property Trust	10,140	1,123,613
Cousins Properties, Inc.	31,892	1,006,193
CubeSmart	31,421	1,302,715
EastGroup Properties, Inc.	5,709	1,193,238
EPR Properties	29,390	1,824,237
Equity Residential	17,067	1,134,102
Essex Property Trust, Inc.	4,418	1,255,331
Federal Realty Investment Trust	11,046	1,370,698
First Industrial Realty Trust, Inc.	21,839	1,437,880
Gaming and Leisure Properties, Inc.	34,609	1,550,137
Healthcare Realty Trust, Inc., Class A	67,014	1,407,964
Host Hotels & Resorts, Inc.	75,107	1,887,439
Kilroy Realty Corp.	35,395	1,374,034
Kimco Realty Corp.	60,256	1,535,323
Lamar Advertising Co., Class A	12,042	1,926,238
Mid-America Apartment Communities, Inc.	6,686	884,825
Millrose Properties, Inc., Class A	38,147	1,067,353
NNN REIT, Inc.	29,803	1,416,239
Omega Healthcare Investors, Inc.	37,111	1,878,930
Rayonier, Inc.	52,776	1,149,461
Realty Income Corp.	20,487	1,308,505
Regency Centers Corp.	21,801	1,750,402
Rexford Industrial Realty, Inc.	18,561	701,049
Simon Property Group, Inc.	8,710	1,997,813
STAG Industrial, Inc.	31,103	1,190,001
Sun Communities, Inc.	6,092	752,240
UDR, Inc.	27,803	1,060,963
Ventas, Inc.	13,061	1,221,334
VICI Properties, Inc., Class A	50,958	1,342,743
Vornado Realty Trust	31,599	1,244,685
WP Carey, Inc.	23,662	1,741,523
		46,195,456
Renewable Energy — 0.1%
First Solar, Inc. *	1,563	329,840
Retailers — 3.0%
AutoNation, Inc. *	6,947	1,475,543
Best Buy Co., Inc.	13,561	1,169,772
Dick's Sporting Goods, Inc.	6,644	1,301,626
Dillard's, Inc., Class A (a)	2,267	1,333,767
Dollar General Corp.	8,854	1,124,901
Macy's, Inc.	62,554	1,552,590
Penske Automotive Group, Inc.	7,631	1,658,293
Tapestry, Inc.	12,261	1,868,208

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
Tractor Supply Co.	24,559	755,680
Williams-Sonoma, Inc.	8,163	1,866,552
		14,106,932
Software & Computer Services — 4.1%
Akamai Technologies, Inc. *	5,840	672,651
Amdocs Ltd.	14,968	834,017
CACI International, Inc., Class A *	2,678	1,332,975
Cognizant Technology Solutions Corp., Class A	12,149	672,447
Docusign, Inc., Class A *	4,228	231,821
Dolby Laboratories, Inc., Class A	12,103	711,778
F5, Inc. *	4,556	1,834,109
Gartner, Inc. *	3,371	509,088
Gen Digital, Inc.	54,983	1,509,283
GoDaddy, Inc., Class A *	9,419	779,328
Hewlett Packard Enterprise Co.	39,510	1,892,529
Leidos Holdings, Inc.	9,027	1,043,521
Manhattan Associates, Inc. *	909	173,946
Match Group, Inc.	45,268	1,784,012
Paycom Software, Inc.	698	114,444
Pegasystems, Inc.	30,450	930,248
Science Applications International Corp.	7,696	901,433
SS&C Technologies Holdings, Inc.	17,621	1,357,698
Tyler Technologies, Inc. *	1,399	433,130
VeriSign, Inc.	4,707	1,365,124
		19,083,582
Technology Hardware & Equipment — 3.9%
Avnet, Inc.	20,515	1,822,553
Cirrus Logic, Inc. *	11,368	1,470,451
Flex Ltd. *	12,688	1,443,260
HP, Inc.	33,932	925,326
Jabil, Inc.	4,909	1,546,580
Microchip Technology, Inc.	12,254	910,350
NetApp, Inc.	11,069	1,975,816
ON Semiconductor Corp. *	15,094	1,231,821
Qorvo, Inc. *	18,025	1,632,524
Skyworks Solutions, Inc.	25,245	1,572,259
TD SYNNEX Corp.	6,679	1,707,820
Teradyne, Inc.	4,724	1,736,968
		17,975,728
Telecommunications Equipment — 1.2%
Applied Optoelectronics, Inc. *	8,233	776,537
EchoStar Corp., Class A *	12,215	1,027,159
Lumentum Holdings, Inc. *	2,069	1,477,142
Ubiquiti, Inc.	2,351	1,308,378
Viavi Solutions, Inc. *	26,023	961,550
		5,550,766

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications Service Providers — 2.0%
Charter Communications, Inc., Class A * (a)	9,535	1,382,384
Globalstar, Inc. *	16,354	1,363,597
Iridium Communications, Inc.	39,289	1,859,941
Liberty Broadband Corp., Class C *	12,594	428,700
Liberty Global Ltd., Class C (Belgium) *	74,215	768,867
Millicom International Cellular SA (Guatemala)	19,867	1,896,901
Roku, Inc. *	12,054	1,747,951
		9,448,341
Travel & Leisure — 2.1%
Boyd Gaming Corp.	16,234	1,380,864
Darden Restaurants, Inc.	6,741	1,372,333
Expedia Group, Inc.	4,154	1,224,350
MGM Resorts International *	26,557	1,183,645
Texas Roadhouse, Inc.	10,559	2,169,241
Travel + Leisure Co.	5,150	391,503
United Airlines Holdings, Inc. *	16,297	1,977,315
		9,699,251
Waste & Disposal Services — 0.3%
Clean Harbors, Inc. *	4,840	1,514,339
Total Common Stocks (Cost $392,959,369)		463,935,628
	NO. OF RIGHTS
Rights—0.0% ^
Medical Equipment & Services — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $159)	15,842	158
	SHARES
Short-Term Investments — 1.2%
Investment Companies — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $330,437)	330,437	330,437
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $5,373,111)	5,373,111	5,373,111
Total Short-Term Investments (Cost $5,703,548)		5,703,548
Total Investments — 101.1% (Cost $398,663,076)		469,639,334
Liabilities in Excess of Other Assets — (1.1)%		(4,922,048)
NET ASSETS — 100.0%		464,717,286

Percentages indicated are based on net assets.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $5,226,306.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P MidCap 400 E-Mini Index	1	09/18/2026	USD	377,490	(2,442)

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Mid Cap Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$463,935,628	$—	$—	$463,935,628
Rights	—	—	158	158
Short-Term Investments
Investment Companies	330,437	—	—	330,437
Investment of Cash Collateral from Securities Loaned	5,373,111	—	—	5,373,111
Total Short-Term Investments	5,703,548	—	—	5,703,548
Total Investments in Securities	$469,639,176	$—	$158	$469,639,334
Depreciation in Other Financial Instruments
Futures Contracts	$(2,442)	$—	$—	$(2,442)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$2,009,848	$71,888,350	$68,525,087	$—	$—	$5,373,111	5,373,111	$264,737	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	683,663	13,968,324	14,321,550	—	—	330,437	330,437	21,972	—
Total	$2,693,511	$85,856,674	$82,846,637	$—	$—	$5,703,548		$286,709	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.